Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.44%
Belgium–1.69%
Anheuser-Busch InBev S.A./N.V.	118,778	$6,828,862
Denmark–1.54%
Novo Nordisk A/S, Class B	133,346	6,201,651
France–18.10%
Air Liquide S.A.	49,926	9,822,263
Arkema S.A.	21,595	1,468,489
AXA S.A.	175,506	8,524,175
BNP Paribas S.A.	50,109	4,568,850
Capgemini SE	36,116	5,376,817
Legrand S.A.	56,983	8,416,772
LVMH Moet Hennessy Louis Vuitton SE	12,099	6,494,885
Publicis Groupe S.A.	98,060	8,960,889
Schneider Electric SE	32,964	8,530,860
STMicroelectronics N.V.	73,268	1,862,029
TotalEnergies SE	152,603	9,074,608
		73,100,637
Germany–15.61%
Allianz SE	25,363	10,022,890
CTS Eventim AG & Co. KGaA	41,632	4,701,267
Deutsche Bank AG	196,060	6,457,535
Deutsche Boerse AG	33,621	9,729,488
Deutsche Telekom AG	177,534	6,367,416
E.ON SE	465,747	8,496,731
SAP SE	29,243	8,362,198
Siemens AG	35,026	8,921,232
		63,058,757
Ireland–3.08%
Flutter Entertainment PLC(a)	10,966	3,314,583
Kingspan Group PLC	109,987	9,128,028
		12,442,611
Italy–5.11%
Amplifon S.p.A.(b)	178,893	3,011,467
Danieli & C. Officine Meccaniche S.p.A., RSP	110,621	3,596,498
FinecoBank Banca Fineco S.p.A.	489,826	10,430,362
Technogym S.p.A.(c)	233,502	3,602,761
		20,641,088
Netherlands–8.83%
ASM International N.V.	8,831	4,274,707
ASML Holding N.V.	13,690	9,488,168
EXOR N.V.	33,803	3,257,812
Heineken N.V.(b)	97,600	7,660,785
Prosus N.V.(a)	139,495	7,968,755
Wolters Kluwer N.V.	19,226	2,994,621
		35,644,848
Poland–0.59%
Allegro.eu S.A.(a)(c)	244,624	2,399,615
Shares		Value
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(d)	11,172,332	$11
Spain–5.70%
Banco Santander S.A.	1,059,130	9,098,755
Bankinter S.A.	231,558	3,305,310
Construcciones y Auxiliar de Ferrocarriles S.A.	42,717	2,586,784
Iberdrola S.A.(b)	456,915	8,030,881
		23,021,730
Sweden–6.70%
Investor AB, Class B	388,478	11,257,906
Lifco AB, Class B	88,997	3,170,169
Svenska Handelsbanken AB, Class A	663,364	8,082,676
Volvo AB, Class B	158,608	4,555,188
		27,065,939
Switzerland–10.32%
Cie Financiere Richemont S.A.	35,034	5,720,218
Nestle S.A.	126,774	11,077,140
Roche Holding AG	41,549	12,966,322
Sandoz Group AG	59,831	3,421,668
Zurich Insurance Group AG	12,460	8,499,043
		41,684,391
United Kingdom–19.18%
Ashtead Group PLC	72,362	4,834,600
AstraZeneca PLC	71,806	10,475,895
BAE Systems PLC	393,159	9,381,016
Barclays PLC	2,068,857	10,112,611
Diploma PLC	84,549	5,985,217
Haleon PLC	1,824,480	8,558,030
RELX PLC	191,443	9,947,584
Savills PLC	236,875	3,056,421
Serco Group PLC	1,149,026	3,166,096
Shell PLC	332,123	11,934,210
		77,451,680
United States–2.99%
CRH PLC	67,572	6,449,747
ICON PLC(a)	14,335	2,425,339
Linde PLC	6,958	3,202,489
		12,077,575
Total Common Stocks & Other Equity Interests (Cost $324,510,669)		401,619,395
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)	473,129	473,129
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	878,656	878,656
Total Money Market Funds (Cost $1,351,785)		1,351,785
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.78% (Cost $325,862,454)		402,971,180
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.99%
Invesco Private Government Fund, 4.32%(e)(f)(g)	3,374,468	$3,374,468
Invesco Private Prime Fund, 4.46%(e)(f)(g)	8,714,874	8,716,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,091,085)		12,091,085
TOTAL INVESTMENTS IN SECURITIES—102.77% (Cost $337,953,539)		415,062,265
OTHER ASSETS LESS LIABILITIES–(2.77)%		(11,181,040)
NET ASSETS–100.00%		$403,881,225
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $6,002,376, which represented 1.49% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,418	$23,728,734	$(23,552,023)	$-	$-	$473,129	$73,950
Invesco Treasury Portfolio, Institutional Class	550,091	44,067,649	(43,739,084)	-	-	878,656	136,977
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,473,999	(13,099,531)	-	-	3,374,468	28,488*
Invesco Private Prime Fund	-	42,622,988	(33,926,519)	-	20,148	8,716,617	76,200*
Total	$846,509	$126,893,370	$(114,317,157)	$-	$20,148	$13,442,870	$315,615

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$6,828,862	$—	$6,828,862
Denmark	—	6,201,651	—	6,201,651
France	—	73,100,637	—	73,100,637
Germany	—	63,058,757	—	63,058,757
Ireland	3,314,583	9,128,028	—	12,442,611
Italy	—	20,641,088	—	20,641,088
Netherlands	—	35,644,848	—	35,644,848
Poland	—	2,399,615	—	2,399,615
Russia	—	—	11	11
Spain	—	23,021,730	—	23,021,730
Sweden	—	27,065,939	—	27,065,939
Switzerland	—	41,684,391	—	41,684,391
United Kingdom	—	77,451,680	—	77,451,680
United States	12,077,575	—	—	12,077,575
Money Market Funds	1,351,785	12,091,085	—	13,442,870
Total Investments	$16,743,943	$398,318,311	$11	$415,062,265
Invesco International Value Fund